STOCK OPTIONS AND WARRANTS - Employee Stock Options (Detail Textuals 5) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	May 31, 2013	Apr. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	May 15, 2013 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jan. 04, 2011 Stock Options	Sep. 24, 2012 Stock Options	Mar. 16, 2012 Stock Options	Aug. 12, 2011 Stock Options	Jul. 11, 2011 Stock Options	Dec. 13, 2010 Stock Options	Nov. 30, 2011 Stock Options	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	Jul. 02, 2013 Stock Options Incentive Stock Plan 2005	May 12, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005	Oct. 01, 2012 Stock Options Incentive Stock Plan 2005	Oct. 01, 2011 Stock Options Incentive Stock Plan 2005	Sep. 30, 2010 Stock Options Incentive Stock Plan 2005	Dec. 06, 2011 Stock Options Director	Nov. 30, 2011 Stock Options Director	Mar. 16, 2012 Stock Options Employee	Feb. 08, 2012 Stock Options Employee	Aug. 20, 2013 Stock Options Former Chief Financial Officer	Nov. 30, 2012 Non-employee Stock Option Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted to purchase the Company's common stock (in shares)									15,000,000			122,950	62,963		100,000	10,580	4,167	33,333		100,000		833,333	25,000	95,400			1,667	1,667	1,221,346	38,323	109,314	895,833				10,580	95,400	1,667	1,667		34,989
Term of options granted															5 years	5 years	5 years	5 years		5 years		7 years	5 years	5 years			5 years	5 years								5 years	5 years	5 years	5 years		5 years
Vesting period of options issued												5 years	5 years															4 years													1 year
Method used to determine fair value of options															Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model		Black-Scholes Option Pricing Model	Black-Scholes Option Pricing model	Black-Scholes Option Pricing Model	Black Scholes Option Pricing Model	Black-Scholes Option Pricing Model			Black-Scholes Option Pricing Model	Black Scholes Option Pricing Model								Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model		Black Scholes Option Pricing Model
Percentage of vesting in each year																											25.00%	25.00%										25.00%	25.00%
Fair value of options, dividend yield			0.00%		0.00%										0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%								0.00%	0.00%	0.00%	0.00%		0.00%
Fair value of options, volatility rate			110.46%		112.19%										152.56%	156.29%	162.43%	170.62%		149.81%	162.03%	162.37%	171.29%	156.65%			114.00%	117.57%								156.29%	156.65%	149.81%	152.56%		146.33%
Fair value of options, risk free rate			1.19%		0.95%										0.82%	0.94%	1.32%	2.01%		1.13%		2.22%	0.98%	0.96%			1.01%	0.60%								0.94%	0.96%	1.13%	0.82%		0.82%
Fair value of options, exercise price												$ 5.32	$ 5.32														$ 11.58	$ 12.00	$ 6.02	$ 10.88	$ 4.02	$ 3.60				$ 3.90	$ 4.08	$ 3.60	$ 4.20		$ 10.79
Number of options expired																			25,000
Number of options set to expire to June 16, 2018														90,000
Period for exercise of vested options																																								1 year
Number of options vested during period																													2,185,550	1,970,080										341,667
Common stock issued in connection with the cashless exercise	40,316	188,090					77,325
Number of warrants exercised during period					311,586					1,003,948	83,994
Number of common stock issued in settlement of options exercised	49,599	257,306					99,233												5,819
Exercise price	$ 2.52	$ 3.78					$ 3.18
Number of common stock issued in connection with exercise of options							417
Number of options exercises (in shares)							417												8,333											99,650	8,333
Stock option exercise price (in dollars per share)							$ 3.60																							$ 2.52	$ 4.80
Stock-based compensation expense			$ 404,507	$ 870,576	$ 1,717,837	$ 1,743,598	$ 1,926,129	$ 1,953,844	$ 1,485,068																$ 1,926,129	$ 1,953,844
Unrecorded compensation cost related to non-vested awards			3,625,140		3,625,140																				107,462	107,462
Incremental stock compensation expense connection with modification																									$ 408,605
Exercise price per share (in dollars per share)															$ 0.07	$ 0.065	$ 0.07	$ 0.08		$ 0.06		$ 0.0585	$ 0.07	$ 0.068					$ 4.61	$ 3.78	$ 3.60	$ 3.60	$ 3.60	$ 3.60	$ 3.60